ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Canada - 73.1%
Commercial Services & Supplies - 1.3%
Alexco Resource Corp. - ADR (a)	2,795,499	$8,861,732
Metals & Mining - 71.8% (b)
Americas Gold & Silver Corp. (a)	2,414,674	7,739,705
Aya Gold & Silver, Inc. (a)	1,891,416	5,720,757
Bear Creek Mining Corp. (a)(d)	2,317,267	5,698,048
Canada Silver Cobalt Works, Inc. (a)	772,781	352,120
Capstone Mining Corp. (a)	2,769,699	5,178,634
Dundee Precious Metals, Inc. (a)	1,240,386	8,916,279
Eldorado Gold Corp. (a)	1,195,438	15,843,381
Endeavour Silver Corp. - ADR (a)	3,245,991	16,359,795
Excellon Resources, Inc. (a)	658,020	1,954,054
First Majestic Silver Corp. - ADR (a)	4,739,962	63,705,089
Fortuna Silver Mines, Inc. (a)	1,265,263	10,397,243
Gran Colombia Gold Corp. (a)	419,429	2,655,824
Great Panther Mining, Ltd. - ADR (a)	2,427,507	2,068,722
GT Gold Corp. (a)	872,105	1,383,967
Hudbay Minerals, Inc.	1,786,985	12,508,474
Kootenay Silver, Inc. (a)(e)	6,078,823	1,981,862
Liberty Gold Corp. (a)	1,690,102	2,310,297
MAG Silver Corp. (a)	1,738,553	35,593,284
Mandalay Resources Corp. (a)	626,633	959,961
Metalla Royalty & Streaming, Ltd.	269,722	3,394,569
Minaurum Gold, Inc. (a)	2,327,730	1,005,775
Minco Silver Corp. (a)(d)	1,252,062	521,324
Mirasol Resources, Ltd. (a)	372,006	146,125
New Gold, Inc. (a)(e)	4,623,981	10,171,378
New Pacific Metals Corp. (a)	1,045,772	6,597,179
Orla Mining, Ltd. (a)	1,565,669	8,437,811
Pan American Silver Corp.	2,451,989	84,564,630
Premier Gold Mines, Ltd. (a)	1,623,642	3,839,392
Sabina Gold & Silver Corp. (a)	2,230,420	5,764,853
Seabridge Gold, Inc. (a)	461,038	9,699,582
Sierra Metals, Inc. (a)	1,118,473	3,699,247
Silvercorp Metals, Inc. (a)	3,582,477	23,950,726
SilverCrest Metals, Inc. (a)	2,650,951	29,552,199
Sombrero Resources, Inc. (a)(f)	585,867	593,737
SSR Mining, Inc. (a)	1,322,312	26,552,200
Tier One Metals, Inc. (a)(f)	585,867	593,737
Trevali Mining Corp. (a)	5,513,394	844,616
Turquoise Hill Resources, Ltd. (a)	1,382,363	17,191,300
Yamana Gold, Inc. - ADR	7,434,048	42,448,414
Total Metals & Mining		480,896,290
Total Canada		489,758,022

Luxembourg - 1.3%
Metals & Mining - 1.3% (b)
Nexa Resources SA - ADR	915,805	8,828,360

Peru - 3.0%
Metals & Mining - 3.0% (b)
Cia de Minas Buenaventura SAA - ADR (a)	1,626,915	19,832,094

South Africa - 2.9%
Metals & Mining - 2.9% (b)
Harmony Gold Mining Co., Ltd. - ADR (a)	4,069,088	19,043,332

United Kingdom - 4.0%
Metals & Mining - 4.0% (b)
Hochschild Mining PLC	9,395,172	26,697,983

United States - 15.5%
Metals & Mining - 15.5% (b)
Coeur Mining, Inc. (a)	1,674,411	17,330,154
Fortitude Gold Corp. (a)(b)(f)	134,993	0
Gold Resource Corp.	493,370	1,435,707
Golden Minerals Co. (a)	1,040,344	790,661
Hecla Mining Co.	12,587,579	81,567,512
McEwen Mining, Inc. (a)	2,807,624	2,765,510
Total Metals & Mining		103,889,544
TOTAL COMMON STOCKS (Cost $528,096,548)		668,049,335

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	1,286,382	1,286,382
TOTAL SHORT-TERM INVESTMENTS (Cost $1,286,382)		1,286,382

Total Investments (Cost $529,382,930) - 100.0%		669,335,717
Other Assets in Excess of Liabilities - 0.0%		269,984
TOTAL NET ASSETS - 100.0%		$669,605,701

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	As of December 31, 2020, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(c)	The rate quoted is the annualized seven-day yield at September 30, 2020.
(d)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $6,219,372, which represents 0.93% of total net assets.
(e)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.  A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2020 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
New Gold, Inc.	$6,281,951	$3,316,980	$(1,382,676)	$495,596	$1,459,527	$10,171,378	$-	4,623,981
Kootenany Silver, Inc.	1,371,967	637,266	(224,374)	80,651	116,352	1,981,862	-	6,078,823
	$7,653,918	$3,954,246	$(1,607,050)	$576,246	$1,575,879	$12,153,239	$-	10,702,804

(f)
Value determined based on estimated fair value. Classified as Level 3 in the fair value hierarchy. A schedule of the Fund's investments in Level 3 securities held during the six months ended December 31, 2020 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
Fortitude Gold Corp.	$-	$-	$-	$-	$-	$-	$-	134,993
Sombrero Resources, Inc.	-	-	-	-	593,737	593,737	-	585,867
Tier One Metals, Inc.	-	-	-	-	593,737	593,737	-	585,867
	$-	$-	$-	$-	$1,187,474	$1,187,474	$-	1,306,727

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

SILJ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$666,861,861	$-	$1,187,474	(1)	$668,049,335
Short Term Investments	1,286,382	-	-		1,286,382
Total Investments in Securities	$668,148,243	$-	$1,187,474		$669,335,717

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.